Note 12 - Income Tax and Social Contribution (Details Textual) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	[2]	Dec. 31, 2017
Statement Line Items [Line Items]
Tax income (expense)	[1]	R$ 754.7	R$ 1,773.9		R$ 5,047.7	[2]
CRBS S.A. [member]
Statement Line Items [Line Items]
Tax income (expense)					2,926.0
Tax expense (income), continuing operations, non-recurring, Federal Tax Amnesty Program					2,785.0
Tax expense (income), continuing operations, financial results, Federal Tax Amnesty Program					R$ 141.0

[1]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) income tax expense, (ii) share of results of joint ventures (iii) net finance result, (iv) non-recurring items, and (v) depreciation, amortization and impairment of property, plant and equipment.
[2]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).